Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Uncertain Tax Positions
Balance at the beginning of the period	$ 14
Additions based on tax positions related to the current year	1
Reductions for expiration of statute of limitations	(3)
Balance at the end of the period	12	14
Unrecognized tax benefits
Unrecognized tax benefits that would affect tax expense, if recognized	6
Accrual for potential payments of interest and penalties	2
Pretax income from foreign operations	$ 39	$ 52	$ 51